Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2014
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Accrued payroll	64,539	84,888
Refundable fees received from students (a)	9,735	13,296
Individual taxes withholding	8,887	9,668
Amounts reimbursable to employees (b)	3,476	7,658
Business taxes payable	7,294	6,906
Payable for purchase of property and equipment	7,652	6,018
Royalty fees payable (c)	4,419	4,953
Accrued advertising fees	2,912	4,854
Acquisition payable for CMSI	132	4,594
Rent payable	3,337	4,339
Welfare payable	2,221	4,169
Accrued professional service fees	1,968	2,585
Other taxes payable	1,789	2,515
Refundable deposit (d)	2,868	2,313
Value added taxes payable	978	1,278
Share repurchase payable	4,622	—
Others (e)	4,670	8,884

Total	131,499	168,918

(a)	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.

(b)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.

(c)	Royalty fees payable related to payments to content providers for on-line learning programs.

(d)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.

(e)	Others primarily included transportation expenses, utility fees, property management fees, payable for class action settlement and other miscellaneous expenses payable.